As filed with the Securities and Exchange Commission on November 23, 2005	Registration No. 333-100207 Registration No. 811-09002

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4

Post-Effective Amendment No. 10 To REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and Amendment to REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Separate Account N of

ReliaStar Life Insurance Company
(formerly Separate Account One of Northern Life Insurance Company)

20 Washington Avenue South, Minneapolis, Minnesota 55401

Depositor's Telephone Number, including Area Code: (860) 723-2239

Michael A. Pignatella, Counsel
ReliaStar Life Insurance Company
151 Farmington Avenue, Hartford, CT 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b) of Rule 485

______ on ________________ pursuant to paragraph (b) of Rule 485

PARTS A AND B

The Prospectus and Statement of Additional Information each dated April 29, 2005, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 10 by reference to Registrant's filings under Rule 497(c), as filed on May 3, 2005 and Rule 497(e), as filed on August 12, September 28, September 29, October 11 and November 22, 2005 (File No. 333-100207).

Two supplements each dated November 23, 2005 are included in this Post-Effective Amendment Filing.

ReliaStar Life Insurance Company
Separate Account N

ING Advantage CenturySM

Supplement dated November 23, 2005 to the Contract Prospectus dated April 29, 2005

This supplement updates and amends certain information contained in the contract prospectus dated April 29, 2005, as supplemented. Please read it carefully and keep it with your contract prospectus for future reference.

Effective December 1, 2005, subject to state regulatory approval and approval by your employer's plan, if applicable, the contract may be available as a Roth 403(b), as described in Tax Code section 402A. Tax Code section 402A allows employees of public schools and certain Tax Code section 501(c)(3) organizations to contribute after-tax salary contributions beginning on January 1, 2006 to a Roth 403(b), which provides for tax-free distributions, subject to certain restrictions. The following information is added to your contract prospectus regarding Roth 403(b) contracts.

Purchase Payments. Contributions to a Roth 403(b) contract must be made by salary reduction (to the extent allowed by the contract), transfer, or rollover payments paid to us on your behalf, as permitted by the Tax Code.

Withdrawals. You may take partial or full withdrawals of purchase payments made by salary reduction and earnings credited on those purchase payments from a Roth 403(b) only if you have:

a) Attained age 59 1/2;

b) Experienced a severance from employment;

c) Become disabled as defined in the Tax Code;

d) Died;

e) Experienced financial hardship as defined by the Tax Code; or

f) Met other circumstances as allowed by federal law, regulations or rulings.

The amount available for financial hardship is limited to the lesser of the amount necessary to satisfy the financial hardship or the amount attributable to salary reduction contributions (excluding earnings on such contributions). Withdrawals may be subject to tax penalties, as well as early withdrawal charges. See "Fees" in your contract prospectus.

Exclusion from Income Tax. A partial or full withdrawal of purchase payments made by salary reduction and earnings credited on those purchase payments will be excludable from income if it is a qualified distribution. A qualified distribution from a Roth 403(b) is one that meets the following requirements.

1. The withdrawal occurs after the 5-year taxable period measured from the earlier of:

a) the first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code section 402A; or

X.100207-05	Page 1 of 2	November 2005

b) if a rollover contribution was made to this contract from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; and

2. The withdrawal occurs after you attain age 59 1/2, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

Rollovers or Transfers to another Plan. In order to be eligible for a direct rollover, withdrawals must be eligible distributions as provided under your contract as well as under the Tax Code, including but not limited to Tax Code section 403(b). At the time of such eligible distribution, the distributee may elect, in the manner prescribed by us, to have all or a portion of such distribution paid directly as a rollover to:

a) Another designated Roth 403(b) account;

b) A designated Roth 401(k) account;

c) A Roth individual retirement account or annuity under Tax Code section 408A; or

d) Where the beneficiary is the surviving spouse, another Roth 403(b) annuity that accepts direct rollovers.

An eligible rollover distribution is any distribution of the contract value on behalf of the distributee, other than:

a) Any distribution made as one of a series of substantially equal periodic payments (at least annually) made over the life or life expectancy of the distributee or for the joint lives or life expectancies of the distributee and his or her beneficiary or for a specified period of ten (10) years or more;

b) Any distribution to the extent it is a required minimum distribution under the Tax Code; and

c) The portion of any distribution not includible in gross income.

If eligible, the distributee or your beneficiary may request a transfer of the contract value to another Roth 403(b) custodial account or annuity. Eligible rollover distributions and transfers are subject to any applicable withdrawal charges. See "Fees" in the contract prospectus.

Loans. Loans are not available under contracts issued as a Roth 403(b) annuity.

Amendment. We reserve the right to amend the contract to include any future changes required to maintain the contract as a designated Roth 403(b) annuity contract under the Tax Code, regulations, IRS rulings and requirements.

X.100207-05	Page 2 of 2	November 2005

ReliaStar Life Insurance Company
Separate Account N

ING AdvantageSM (Prospectus No. PRO.100209-05)
ING Advantage CenturySM (Prospectus No. PRO.100207-05)
ING Advantage Century PlusSM (Prospectus No. PRO.100208-05)

Supplement dated November 23, 2005 to the
Contract Prospectus and Statement of Additional Information,
each dated April 29, 2005, as supplemented

The information in this Supplement updates and amends certain information contained in the Contract Prospectus and Statement of Additional Information (SAI). You should read this Supplement along with the current Contract Prospectus and SAI.

1.

Effective December 5, 2005, the ING VP MagnaCap Portfolio (Class I) will be merged into the ING VP Value Opportunity Portfolio (Class I) and the ING VP Disciplined LargeCap Portfolio (Class I) will be merged into the ING Fundamental Research Portfolio (Initial Class). As a result of the merger, effective December 5, 2005 all references to the ING VP MagnaCap Portfolio and the ING VP Disciplined LargeCap Portfolio in the contract prospectus and SAI are deleted and the ING VP Value Opportunity Portfolio (Class I) is added as an investment option. After the close of business on December 2, 2005, all existing account balances invested in the ING VP MagnaCap Portfolio (Class I) and the ING VP Disciplined LargeCap Portfolio (Class I) will be transferred to the ING VP Value Opportunity Portfolio (Class I) and the ING Fundamental Research Portfolio (Initial Class), respectively.

Unless you provide us with alternative allocation instructions, all future allocations directed to the ING VP MagnaCap Portfolio (Class I) and the ING VP Disciplined LargeCap Portfolio (Class I) will be automatically allocated to the ING VP Value Opportunity Portfolio (Class I) and the ING Fundamental Research Portfolio (Initial Class), respectively. You may give us alternative allocation instructions at any time by contacting our administrative service center at:

ING Service Center

P.O. Box 5050
Minot, North Dakota 58702-5050
1-877-884-5050

See also the Transfers Among Investment Options section of the contract prospectus for further information about making fund allocation changes.

2.

The minimum and maximum total fund operating expenses shown in the Contract Prospectus will not change with the addition of the fund in Item 1 of this supplement. Therefore, there is no change to the hypothetical examples shown in the Contract Prospectus.

3.

The information regarding ING VP MagnaCap Portfolio (Class I) and the ING VP Disciplined LargeCap Portfolio (Class I) included in the Fund Expense Table beginning on page 7 of the Contract Prospectus is deleted. The following information is added to the fund expense table:

Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
ING VP Value Opportunity Portfolio (Class I) (19)(22)	0.60%	--	0.09%	0.69%	--	0.69%

X.10020789-05B	Page 1 of 2	November 2005

4.	The following information is added to Appendix VI - Descriptions of Underlying Funds in the Contract Prospectus.
Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Variable Portfolios, Inc. - ING VP Value Opportunity Portfolio (Class I shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks. Under normal market conditions, invests at least 65% of total assets in common stocks and American Depositary Receipts (ADR's). May invest the remaining 35% of its assets in other types of securities including foreign securities and securities of smaller companies.

X.10020789-05B	Page 2 of 2	November 2005

SEPARATE ACCOUNT N PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Incorporated by reference in Part A:
Condensed Financial Information
(2)	Incorporated by reference in Part B:
Financial Statements of Separate Account N:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2004
-	Statements of Operations for the year ended December 31, 2004
-	Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003
-	Notes to Financial Statements
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company:
-	Report of Independent Registered Public Accounting Firm
-	Balance Sheets - Statutory Basis as of December 31, 2004 and 2003
-	Statements of Operations - Statutory Basis for the years ended December 31, 2004 and 2003
-	Statements of Changes in Capital and Surplus-Statutory Basis for the years ended December 31, 2004 and 2003
-	Statements of Cash Flows - Statutory Basis for the years ended December 31, 2004 and 2003
-	Notes to Financial Statements - Statutory Basis
(b)	Exhibits
(1.1)

Resolution of the Board of Directors of ReliaStar Life Insurance Company ("Depositor") Authorizing the Establishment of Separate Account N ("Registrant") • Incorporated by reference to the Registrant's Form N-4 Initial Registration Statement (File No. 333-120636), filed November 19, 2004.

(1.2)

Resolution of the Executive Committee of the Board of Directors of Northern Life Insurance Company ("Depositor") Authorizing the Establishment of Separate Account One ("Registrant") • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

(1)

Resolution of the Executive Committee of the Board of Directors of Northern Life Insurance Company ("Depositor") Authorizing the Establishment of Separate Account One ("Registrant") • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

	(2)	Not applicable
(3.1)

Distribution and Administrative Services Agreement between ING Financial Advisers, LLC and Depositor • Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed February 20, 2004.

(3.2)

Amended Broker/Dealer Variable Annuity Compensation Schedule • Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed November 5, 1999.

(4.1)

Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

(4.2)

Flexible Premium Individual Deferred Retirement Annuity Contract • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

	(4.3)	ERISA Endorsement • Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 23, 1996.
	(4.4)	TSA Endorsement • Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 28, 1997.
(4.5)

Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with Form No. 13000 (FL) 2-95 in Florida • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(4.6)

Table of Sample Values Endorsement Form No. 13058 3-97 for use with Form No. 13000 (FL-PBC) 2-95 in Florida • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(4.7)

Flexible Premium Individual Deferred Annuity Contract (457 Variable Annuity Contract) • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

	(4.8)	Roth IRA Endorsement • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.
	(4.9)	Fixed Account C Endorsement • Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed December 23, 1998.
	(4.10)	Waiver Endorsement • Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 23, 1999.
	(4.11)	Endorsement • Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 23, 1999.
(4.12)

Flexible Premium Individual Deferred Annuity Contract (Retail Series - TSA) (13076 7-99) • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(4.13)

Individual Deferred Retirement Annuity Contract (Retail Series - IRA/Non-Qualified) (13077 7-99) • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(4.14)

One Year Step Up Death Benefit Endorsement (13084 7-99) • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(4.15)

Internal Revenue Code Section 457 Endorsement (13086 8-99) • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(4.16)

Endorsement 40001 06-02 for use with Contract Form No. 13076(TX) 7-99 • Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-83772), filed July 30, 2002.

	(4.17)	ReliaStar Endorsement (merger) • Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 24, 2002.
	(4.18)	Roth 403(b) Endorsement (40109 09-05)
(5.1)

Contract Application Form (Retail Series, Plus Series and RIA Series) • Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed November 5, 1999.

	(6.1)	Amended Articles of Incorporation of Depositor • Incorporated by reference to the Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), filed December 23, 1996.
	(6.2)	Amended Bylaws of Depositor • Incorporated by reference to the Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), filed December 23, 1996.
	(7)	Not applicable
(8.1)

Participation Agreement dated as of March 27, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc. and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(8.2)

Amendment dated April 27, 2000 and effective May 1, 2000 to Participation Agreement dated as of March 27, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc. and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed April 22, 2003.

(8.3)

Administrative Service Agreement dated as of March 27, 2000 between ReliaStar Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance Company of New York and AIM Advisors, Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(8.4)

Participation Agreement dated as of June 30, 1995 by and among The Alger American Fund, Northern Life Insurance Company and Fred Alger and Company • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

(8.5)

Service Agreement dated as of August 8, 1997 by and between Fred Alger Management, Inc. and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.6)

Participation Agreement dated May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form
N-4 Registration Statement (File No. 333-01107), filed on February 11, 2005.

(8.7)

Service Agreement with Investment Adviser dated as of May 1, 2004 between Columbia Wanger Asset Management, LP ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company. • Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-4 Registration Statement (File No.
333-01107), filed on February 11, 2005.

(8.8)

Participation Agreement dated January 1, 1995 among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

(8.9)

Amendment dated as of July 24, 1997 to Participation Agreement among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company dated as of January 1, 1995 • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.10)

Participation Agreement dated January 1, 1995 among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

(8.11)

Amendment dated as of July 24, 1997 to Participation Agreement dated as of January 1, 1995 among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.12)

Participation Agreement dated as of January 1, 1999 among Fidelity Variable Insurance Products Fund III, Fidelity Distributors Corporation and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(8.13)

Service Agreement and Contract dated January 1, 1997 between ReliaStar Life Insurance Company, WSSI, and Fidelity Investments Institutional Operations Company and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(8.14)

Participation Agreement dated as of July 20, 2001 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.15)

Amendment dated as of January 2, 2002 to Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Direct Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(8.16)

Second Amendment dated December 10, 2003 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.17)

Amendment dated May 3, 2004 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 and December 10, 2003 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 12, 2005.

(8.18)

Administrative Services Agreement dated as of July 20, 2001 between Franklin Templeton Services, LLC, Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.19)

(Investors Trust) Participation Agreement among The GCG Trust and ReliaStar Life Insurance Company and Directed Services, Inc. dated April 30, 2003 • Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed February 20, 2004.

(8.20)

Participation Agreement dated as of May 1, 2002 by and between ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc. • (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as filed on September 17, 2002.)

(8.21)

Amendment effective as of July 15, 2003 to Participation Agreement dated as of May 1, 2002 by and among ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, LLC. • (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)

(8.22)

Form of Amendment effective as of ________, 200_ to Participation Agreement dated as of May 1, 2002 by and among ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, LLC., as amended on July 15, 2003.

(8.23)

Participation Agreement dated December 6, 2001, among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, ReliaStar Life Insurance and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 24, 2002.

(8.24)

Amendment dated as of March 26, 2002 to Participation Agreement dated as of December 6, 2001 among Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) and ReliaStar Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 24, 2002.

(8.25)

Amendment dated as of October 1, 2002 to Participation Agreement dated as of December 6, 2001 among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 24, 2002.

(8.26)

Amendment dated as of May 1, 2003 to Participation Agreement dated as of December 6, 2001 among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A of ING Partners, Inc. (File No. 333-32575), filed on April 30, 2003.

(8.27)

Amendment dated as of November 1, 2004 to Participation Agreement dated as of December 6, 2001, as amended on May 1, 2003 among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company • Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-12036), filed February 23, 2005.

(8.28)

Service Agreement and Contract Dated December 1, 2001 between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company, and ING Partners, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 24, 2002.

(8.29)

Participation Agreement made and entered into as of December 1, 2002, among ING Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company, and ING Funds Distributions, Inc. • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed April 22, 2003.

(8.30)

Participation Agreement dated May 1, 2002, among ING Variable Portfolios, Inc., ReliaStar Life Insurance Company, and ING Funds Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed April 22, 2003.

(8.31)

Amendment dated as of October 15, 2002, effective as of October 1, 2002, to Fund Participation Agreement dated May 1, 2002 by and among ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed April 22, 2003.

(8.32)

Fund Participation Agreement dated August 8, 1997 by and between the Janus Aspen Series and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 28, 1997.

(8.33)

Amendment Dated as of October 8, 1998 to Fund Participation Agreement dated August 8, 1997 by and between the Janus Aspen Series and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 31, 2002.

(8.34)

Service Agreement dated August 8, 1997 by and between Janus Capital Corporation and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.35)

Fund Participation Agreement dated August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.36)

Amendment No. 1 dated as of December 1, 1998 to Fund Participation Agreement dated December 1, 1998 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. • Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 23, 1999.

(8.37)

Addendum dated as of May 1, 2000 to Fund Participation Agreement dated December 1, 1998 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(8.38)

Service Agreement effective August 8, 1997 by and between Neuberger Berman Management Inc. and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.39)

Participation Agreement dated August 8, 1997 by and among OCC Accumulation Trust, Northern Life Insurance Company and OCC Distributors • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.40)

Service Agreement dated as of August 8, 1997 by and between OpCap Advisors and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.41)

Participation Agreement dated as of May 1, 2001 between Pilgrim Variable Products Trust, Northern Life Insurance Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 26, 2002.

(8.42)

Amendment dated August 30, 2002, by and among ReliaStar Life Insurance Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor, LLC (formerly known as ING Pilgrim Securities, Inc.) to Participation Agreement dated May 1, 2001 • Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 31, 2002.

(8.43)

Administrative and Shareholder Services Agreement dated May 1, 2001 between ING Pilgrim Group, LLC (Administrator for Pilgrim Variable Products Trust) and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 31, 2002.

(8.44)

Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust, PA Distributors LLC. • Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-4 Registration Statement (File No. 333-01107), filed on February 11, 2005.

(8.45)

PIMCO Variable Insurance Trust Services Agreement made as of May 1, 2004 between PIMCO Variable Insurance Trust (the "Trust") and ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company (Administrative). • Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-4 Registration Statement (File No. 333-01107), filed on February 11, 2005.

(8.46)

Services Agreement made as of May 1, 2004 between PIMCO Variable Insurance Trust (the "Trust") and ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company. • Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-4 Registration Statement (File No. 333-01107), filed on February 11, 2005.

(8.47)

Participation Agreement dated as of April 30, 2002 by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. • Incorporated by reference to Initial Registration Statement on Form S-6, 333-92000, as filed on July 3, 2002.

	(9)	Consent and Opinion of Counsel
	(10)	Consent of Independent Registered Public Accounting Firm
	(11)	Not applicable
	(12)	Not applicable
	(13)	Powers of Attorney

Item 25. Directors and Principal Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Thomas J. McInerney[1]	Director and Chairman
Kathleen A. Murphy[2]	Director
Catherine H. Smith[2]	Director
Jacques de Vaucleroy[1]	Director and Senior Vice President
David A. Wheat[1]	Director, Executive Vice President and Chief Financial Officer
Donald W. Britton[1]	President
Michael L. Emerson[3]	Chief Executive Officer, ING Re
James R. Gelder[3]	Senior Vice President
Stephen J. Preston[4]	Senior Vice President
David S. Pendergrass[1]	Senior Vice President and Treasurer
Robert W. Crispin[1]	Senior Vice President, Investments
Boyd G. Combs[1]	Senior Vice President, Tax
Daniel M. Anderson 7325 Beaufont Springs Drive, Suite 301 Richmond, VA 23225	Vice President
Pamela S. Anson[5]	Vice President
Gerald T. Bannach[3]	Vice President
Pamela M. Barcia[2]	Vice President
Linda Beblo[4]	Vice President
Jeoffrey A. Block[6]	Vice President
Robert D. Bomgaars 740 Northwest Blue Parkway, Suite 304 Lee's Summit, MO 64086	Vice President
David Botler[7]	Vice President
Scott V. Carney[4]	Vice President
William D. Chatham[6]	Vice President
John C. Collins[1]	Vice President
Brian D. Comer[2]	Vice President
Diane M. Eder[8]	Vice President
Shari A. Enger[4]	Vice President
Nathan E. Eshelman[9]	Vice President
Chad M. Eslinger[5]	Vice President
David W. Evans[1]	Vice President
Michelle Fallahi[3]	Vice President
Kurt T. Fasen[3]	Vice President
Joel A. Fink 8585 Stemmons Frwy., Ste 770 North Dallas, TX 75247	Vice President
Cherie T. J. Goosen[1]	Vice President
Jim P. Graham[3]	Vice President
Brian K. Haendiges[2]	Vice President
Deborah C. Hancock[9]	Vice President
R. Scott Hofstedt[3]	Vice President
William S. Jasien[10]	Vice President
John P. Kelleher[11]	Vice President
Paul E. Kersten[3]	Vice President
Kevin J. Laing[3]	Vice President
Patrick R. Lewis[3]	Vice President
Marc R. Lieberman[3]	Vice President
Frederick C. Litow[1]	Vice President
Thomas A. Lutter[4]	Vice President
Scott C. Machut[3]	Vice President
James R. Millikan[3]	Vice President
Paul L. Mistretta[1]	Vice President
Patrick J. Moran[3]	Vice President
Daniel P. Mulheran, Sr.[3]	Vice President
Todd E. Nevenhoven[6]	Vice President
Peg O. Norris[4]	Vice President
Curtis W. Olson[11]	Vice President
Sherry R. Olson[11]	Vice President
Deborah J. Prickett[5]	Vice President
Laurie J. Rasanen[9]	Vice President
Erik J. Rasmussen[3]	Vice President
James P. Rathburn[3]	Vice President
Robert A. Richard[2]	Vice President
Mary K. Carey-Reid[2]	Vice President
John A. Ross 3110 Camino Del Rio South, Suite A117 San Diego, CA 92108	Vice President
David J. Schmid[11]	Vice President
Sande Sheppard[11]	Vice President
David A. Sheridan[2]	Vice President
Mark A. Smith[5]	Vice President
Eric J. Steelman[4]	Vice President
Carl P. Steinhilber[2]	Vice President
Robert W. Sumrall[9]	Vice President
Irving L. Tang, Jr.[3]	Vice President
Laurie M. Tillinghast[2]	Vice President
Margaret B. Wall[3]	Vice President
Barry G. Ward[1]	Vice President
Lorena E. Weaver[11]	Vice President
David P. Wilken[3]	Vice President
Dean S. Abbott[3]	Vice President and Actuary
Christopher B. Abreu[2]	Vice President and Actuary
Mary A. Broesch[4]	Vice President and Actuary
Bruce T. Campbell[2]	Vice President and Actuary
Barbara B. Horst[11]	Vice President and Actuary
Craig A. Krogstad[3]	Vice President and Actuary
Richard Lau[4]	Vice President and Actuary
Mark E. McCarville[11]	Vice President and Actuary
Alden W. Skar[3]	Vice President and Actuary
Alice W. Su4	Vice President and Actuary
Howard L. Rosen[4]	Vice President and Appointed Actuary
Carol S. Stern 601 Thirteenth St., NW, Suite 550N Washington, DC 20005	Vice President and Chief Compliance Officer
Daniel E. Abramowski[3]	Vice President, ING Re, Group Reinsurance
Jeffrey S. Birkholz[3]	Vice President & COO, ING Re, Group Reinsurance
Marvin K. Goergen[3]	Vice President and Controller, ING Re, Group Reinsurance
Kimberly M. Curley[9]	Vice President and Illustration Actuary
John D. Currier[4]	Vice President and Illustration Actuary
Joseph N. Fick[4]	Vice President and Illustration Actuary
Lawrence S. Nelson[11]	Vice President and Illustration Actuary
Dawn M. Peck[1]	Vice President, Assistant Treasurer and Assistant Secretary
Michael W. Farley[3]	Vice President, CFO & Chief Actuary, ING Re
Philip W. Ricker[11]	Vice President, Compliance and Assistant Secretary
Randy L. Bauernfeind[11]	Vice President, Corporate Real Estate
Ronald E. Falkner[2]	Vice President, Corporate Real Estate
Ira S. Braunstein[1]	Vice President, Investments
Robert P. Browne[1]	Vice President, Investments
William J. Daley[1]	Vice President, Investments
Raymond H. Dietman[11]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
Stephen E. Gallant[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Gregory G. McGreevey[1]	Vice President, Investments
Maurice M. Moore[1]	Vice President, Investments
Joseph J. Elmy[1]	Vice President, Tax
Paula Cludray-Engelke[3]	Secretary
William M. White[11]	Illustration Actuary
Jane A. Boyle[2]	Assistant Secretary
Lisa A. Braun[3]	Assistant Secretary
Diana R. Cavender[3]	Assistant Secretary
Kent D. Ferraro[10]	Assistant Secretary
Jay J. Frazer[10]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary
Judith K. Ginter[11]	Assistant Secretary
Christie M. Gutknecht[5]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
William H. Hope, II1	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
Jane M. Jacobs[3]	Assistant Secretary
Lorri Jungbauer[11]	Assistant Secretary
Ronald M. Kjelsberg[3]	Assistant Secretary
Rita J. Kummer[1]	Assistant Secretary
James M. May, III[1]	Assistant Secretary
John R. Oberg[3]	Assistant Secretary
Krystal L. Ols[3]	Assistant Secretary
Wendy L. Paquin[3]	Assistant Secretary
Loralee A. Renelt[3]	Assistant Secretary
Gerald M. Sherman[3]	Assistant Secretary
Kimberly J. Smith[4]	Assistant Secretary
Patricia M. Smith[2]	Assistant Secretary
Edwina P. J. Steffer[3]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Diane I. Yell[11]	Assistant Secretary
Glenn A. Black[1]	Tax Officer
Curtis J. Howe[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James H. Taylor[1]	Tax Officer
*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
4	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
5	The principal business address of these officers is 2000 21st Avenue, NW, Minot, North Dakota 58703.
6	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
7	The principal business address of these officers is 1000 Woodbury Road, Woodbury, New York 11797-2521.
8	The principal business address of these officers is 111 Washington Avenue South, Minneapolis, Minnesota 55401.
9	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203-5699.
10	The principal business address of this officer is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
11	The principal business address of these officers is 100 Washington Square, Minneapolis, Minnesota 55401.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I (File No. 333-47527), as filed on April 7, 2005.

Item 27. Number of Contract Owners
As of September 30, 2005, there were 58,118 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.
Item 28. Indemnification

Reference is hereby made to Article VII of Depositor's Bylaws, incorporated by reference to this registration statement. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others under certain conditions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or ING Financial Advisers, LLC, pursuant to the foregoing provisions or otherwise, Depositor and ING Financial Advisers, LLC have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or ING Financial Advisers, LLC in the successful defense or any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or ING Financial Advisers, LLC in connection with the securities being registered, Depositor or ING Financial Advisers, LLC, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more.

Item 29. Principal Underwriter
(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B and C of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst 4225 Executive Square La Jolla, California 92037	Director and President
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Kathleen A. Murphy[1]	Senior Vice President
Marie M. Augsberger[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Senior Vice President
Susan J. Stamm[1]	Chief Financial Officer
Mark Appel 200 North Sepulveda Boulevard El Segundo, California	Vice President
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President
James Dake[1]	Vice President
William P. Elmslie New York, New York	Vice President
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211	Vice President
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner Richardson, Texas	Vice President
Katherine E. Lewis 2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Richard T. Mason 440 S. Warren St., Ste. 702 Syracuse, NY 13202	Vice President
Scott T. Neeb[4]	Vice President
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant Secretary
Deborah Rubin[3]	Vice President
Todd Smiser Lisle, Illinois	Vice President
Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219	Vice President
Terran Titus[1]	Vice President
Bess B. Twyman[1]	Vice President
S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101	Vice President
O. V. Williams 444 Seabreeze Blvd. Daytona Beach, FL 32114	Vice President
Forrest R. Wilson 2202 N. Westshore Blvd. Tampa, Florida 33607	Vice President
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
Paula Cludray-Engelke[5]	Secretary
Diana R. Cavender[5]	Assistant Secretary
Krystal L. Ols[5]	Assistant Secretary
Loralee A. Renelt[5]	Assistant Secretary
Edwina P. J. Steffer[5]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James Taylor[2]	Tax Officer
1	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
4	The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation as of December 31, 2004:
(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC	$6,829,698.77
*	Includes gross concessions associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company.
Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company
20 Washington Avenue South
Minneapolis, Minnesota 55401

ReliaStar Life Insurance Company
151 Farmington Avenue
Hartford, CT 06156

Administrative Service Center
ING Service Center
2000 21st Avenue, N.W.
Minot, ND 58703

Item 31. Management Services
Not applicable
Item 32. Undertakings
Registrant hereby undertakes:
(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(d)

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

(e)

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f)

The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account N of ReliaStar Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-100207) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 23rd day of November, 2005.

SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY
(Registrant)
By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)
By:	Donald W. Britton*

Donald W. Britton President (principal executive officer)
As required by the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title		Date

Donald W. Britton*	President	)

Donald W. Britton	(principal executive officer))
)
Thomas J. McInerney*	Director	)	November

Thomas J. McInerney		)	23, 2005
)
Kathleen A. Murphy*	Director	)

Kathleen A. Murphy		)
)
Catherine H. Smith*	Director	)

Catherine H. Smith		)
)
Jacques de Vaucleroy*	Director	)

Jacques de Vaucleroy		)
)
David A. Wheat*	Director and Chief Financial Officer	)

David A. Wheat	(principal accounting officer))
)

By: /s/ Michael A. Pignatella______________________

Michael A. Pignatella
*Attorney-in-Fact

SEPARATE ACCOUNT N Exhibit Index
Exhibit No.	Exhibit

99-B.4.18	Roth 403(b) Endorsement (40109 09-05)

99-B.8.22

Form of Amendment effective as of ________, 200_ to Participation Agreement dated as of May 1, 2002 by and among ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, LLC., as amended on July 15, 2003.

99-B.9	Consent and Opinion of Counsel

99-B.10	Consent of Independent Registered Public Accounting Firm

99-B.13	Powers of Attorney